Intangible Assets (Schedule By Year Of Projected Amortization Expense For Definite-Lived Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
2019	$ 1,628
2020	1,624
2021	1,620
2022	1,611
2023	1,590
Thereafter	8,880
Amortization of definite-lived intangible assets	$ 399	$ 137	$ 359